Contractual liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Contractual liabilities
At January	$ 221,885	$ 250,000
Revenue recognition upon ore delivery	(29,543)	(36,299)
Accretion for year	7,295	8,184
At December	199,637	221,885
Contractual liabilities breakdown
Current	31,992	31,296
Non-current	$ 167,645	$ 190,589